SEGMENT INFORMATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SEGMENT INFORMATION
Total net sales	$ 1,774,970,623	$ 1,296,654,938	$ 2,047,901,576
Europe
SEGMENT INFORMATION
Total net sales	548,556,919	622,908,444	1,397,534,175
British
SEGMENT INFORMATION
Total net sales	211,643,719	39,687,315	8,519,521
Germany
SEGMENT INFORMATION
Total net sales	184,119,841	428,964,360	756,574,856
Spain
SEGMENT INFORMATION
Total net sales	40,628,366	16,743,839	271,071,071
Italy
SEGMENT INFORMATION
Total net sales	28,309,524	79,532,883	262,491,774
Belgium
SEGMENT INFORMATION
Total net sales	7,658,309	6,566,457	40,716,601
Others
SEGMENT INFORMATION
Total net sales	76,197,160	51,413,590	58,160,352
China
SEGMENT INFORMATION
Total net sales	591,070,936	167,953,230	144,739,344
United States
SEGMENT INFORMATION
Total net sales	302,269,459	331,212,387	440,298,709
Japan
SEGMENT INFORMATION
Total net sales	147,402,872	38,564,676	2,938,481
Others
SEGMENT INFORMATION
Total net sales	$ 185,670,437	$ 136,016,201	$ 62,390,867